Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000277585
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | CLASS O
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOPX

BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC.
BARRETT OPPORTUNITY FUND, INC.
Investment Objectives
The Barrett Opportunity Fund, Inc. (the "Fund") seeks to achieve above average long-term capital appreciation.

Current income is a secondary objective.

Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BARRETT OPPORTUNITY FUND, INC. CLASS O
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.58%
Total Annual Fund Operating Expenses		1.28%
[1]	Other Expenses is based on expenses incurred during the Fund's most recent fiscal year and reflects new service provider fee rates effective April 29, 2011 for a full fiscal year. As a result, Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

  ·  You invest $10,000 in the Fund for the time periods indicated

  ·  Your investment has a 5% return each year and the Fund's operating expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BARRETT OPPORTUNITY FUND, INC. CLASS O	130	406	702	1,545

Portfolio turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

0% of the average value of its portfolio.

Principal Investment Strategies
The Fund's investment objectives are not fundamental and may be changed by the

Board of Directors upon 60 days' written notice to holders of the Fund's common shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United

States, as well as other securities that are publicly traded in the United

States, including sponsored American Depositary Receipts.

The Fund may also invest up to 5% of its net assets in foreign securities that are not publicly traded in the United States.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as "junk bonds")) or unrated securities determined by the Adviser to be of equivalent quality.

Principal Risks
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets,

and the practical implications for market participants, may not be known for some time.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign investments risk. The Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S.

issuers. Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may,

like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Net unrealized appreciation. The Fund currently has a substantial amount of net unrealized appreciation. At November 15, 2011, the amount of the net unrealized appreciation was $51,346,132, representing approximately 80% of the Fund's net assets. The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund's investment portfolio in pursuit of the Fund's investment objectives, a moderate portion of the Fund's current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund's annual distributions of net capital gains and, accordingly, an increase in taxable distributions to shareholders to the extent there are no offsetting losses. Under normal market conditions, the

Adviser currently expects that no more than 10% of the total amount of the

Fund's current built-in long-term capital gains will be realized in any one year. See "Dividends, Distributions and Taxes."

These risks are discussed in more detail later in this Prospectus or in the

Statement of Additional Information (the "SAI").

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the average annual total returns of the Fund for 1, 5, and 10 years and also compares the Fund's performance with the average annual total returns of an index or other benchmark. Updated performance information is available on the Fund's website, www.barrettasset.com, or by calling the Fund at 877-363-6333.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns (before taxes)

The Fund's calendar year-to-date return as of September 30, 2011 was

-18.31%. During the period shown in the bar chart, the best performance for a quarter was 15.98% (for the quarter ended September 30, 2009) and the worst performance was -25.66% (for the quarter ended December 31, 2008).

Average Annual Total Returns (for Periods Ended December 31, 2010)
Average Annual Total Returns BARRETT OPPORTUNITY FUND, INC.	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS O	Return before taxes	14.92%	(0.19%)	1.93%
CLASS O After Taxes on Distributions	Return after taxes on distributions	13.60%	(1.47%)	0.79%
CLASS O After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	10.79%	(0.44%)	1.31%
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%

The after-tax returns, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BARRETT OPPORTUNITY FUND, INC.
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Barrett Opportunity Fund, Inc. (the "Fund") seeks to achieve above average long-term capital appreciation.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Current income is a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Other Expenses is based on expenses incurred during the Fund's most recent fiscal year and reflects new service provider fee rates effective April 29,2011 for a full fiscal year. As a result, Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

  ·  You invest $10,000 in the Fund for the time periods indicated

  ·  Your investment has a 5% return each year and the Fund's operating expenses remain the same

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment objectives are not fundamental and may be changed by the
Board of Directors upon 60 days' written notice to holders of the Fund's common shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United
States, as well as other securities that are publicly traded in the United
States, including sponsored American Depositary Receipts.

The Fund may also invest up to 5% of its net assets in foreign securities that are not publicly traded in the United States.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as "junk bonds")) or unrated securities determined by the Adviser to be of equivalent quality.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign investments risk. The Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S.
issuers. Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Net unrealized appreciation. The Fund currently has a substantial amount of net unrealized appreciation. At November 15, 2011, the amount of the net unrealized appreciation was $51,346,132, representing approximately 80% of the Fund's net assets. The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund's investment portfolio in pursuit of the Fund's investment objectives, a moderate portion of the Fund's current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund's annual distributions of net capital gains and, accordingly, an increase in taxable distributions to shareholders to the extent there are no offsetting losses. Under normal market conditions, the
Adviser currently expects that no more than 10% of the total amount of the
Fund's current built-in long-term capital gains will be realized in any one year. See "Dividends, Distributions and Taxes."

These risks are discussed in more detail later in this Prospectus or in the
Statement of Additional Information (the "SAI").

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the average annual total returns of the Fund for 1, 5, and 10 years and also compares the Fund's performance with the average annual total returns of an index or other benchmark. Updated performance information is available on the Fund's website, www.barrettasset.com, or by calling the Fund at 877-363-6333.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-363-6333
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.barrettasset.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns (before taxes)
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date return as of September 30, 2011 was
-18.31%. During the period shown in the bar chart, the best performance for a quarter was 15.98% (for the quarter ended September 30, 2009) and the worst performance was -25.66% (for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown,
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for Periods Ended December 31, 2010)
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | CLASS O
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.66%)
BARRETT OPPORTUNITY FUND, INC. | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
BARRETT OPPORTUNITY FUND, INC. | CLASS O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2001	rr_AnnualReturn2001	(6.12%)
Annual Return 2002	rr_AnnualReturn2002	(16.00%)
Annual Return 2003	rr_AnnualReturn2003	23.51%
Annual Return 2004	rr_AnnualReturn2004	12.65%
Annual Return 2005	rr_AnnualReturn2005	11.41%
Annual Return 2006	rr_AnnualReturn2006	19.40%
Annual Return 2007	rr_AnnualReturn2007	7.07%
Annual Return 2008	rr_AnnualReturn2008	(42.11%)
Annual Return 2009	rr_AnnualReturn2009	16.49%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.93%
BARRETT OPPORTUNITY FUND, INC. | CLASS O | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.79%
BARRETT OPPORTUNITY FUND, INC. | CLASS O | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.31%

[1]	Other Expenses is based on expenses incurred during the Fund's most recent fiscal year and reflects new service provider fee rates effective April 29, 2011 for a full fiscal year. As a result, Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus.